UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

Soundwatch Hedged Equity ETF
SHDG (Principal U.S. Listing Exchange:CBOE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the Soundwatch Hedged Equity ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.soundwatch.com/shdg. You can also request this information by contacting us at 1-888-244-4601.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Soundwatch Hedged Equity ETF	$94	0.88%
1	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended October 31, 2025, the per share net asset value of the Soundwatch Hedged Equity ETF (SHDG) has appreciated by 13.07% compared to an increase of 11.48%for the BXM Index (CBOE S&P500 Buy Write Monthly Index) and SPTR (Total Return of the S&P 500) of 21.45%.
The market continued to accelerate in 2025 after a fine up year in 2024. Interest rates and inflation have been the focus in 2025, with the 10-year USD rate falling for most of the year. We have been pleased with our upside participation in 2025.
PORTFOLIO & ECONOMIC OUTLOOK
Generally, we are agnostic about broad macroeconomic factors and do not attempt to forecast or time markets. Instead, we are primarily focused on the efficient execution of our proprietary systematic Hedged Equity model based on our Buy, Hold and Hedge philosophy. We buy and hold our core underlying ETF portfolio and systematically purchase put spreads financed by selling options spreads.
With inflation easing but many unknown political risks remaining, we continue to expect volatility in the markets. We will continue to run a systematic model which aims to reduce the downside risk of the market while allowing to capture long term equity capital gains through the Fund’s exposure to the broad-based US market.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Soundwatch Hedged Equity ETF	PAGE 1	TSR-AR-00777X603

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/30/2016)
Soundwatch Hedged Equity ETF NAV	13.07	11.88	9.89
S&P 500 TR	21.45	17.64	15.51
CBOE S&P 500 BUYWRITE MONTHLY INDEX - BXM	11.48	10.91	6.96
Visit https://www.soundwatch.com/shdg for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$167,106,241
Number of Holdings	7
Net Advisory Fee	$767,425
Portfolio Turnover	1%
30-Day SEC Yield	1.05%
30-Day SEC Yield Unsubsidized	0.95%
WHAT DID THE FUND INVEST IN? (as of  October 31, 2025 expressed as a percentage of net assets)

Top Holdings	(%)
iShares Core S&P 500 ETF	98.8%
First American Government Obligations Fund	1.5%
S&P 500 Index 12/31/2025 P6,310	0.8%
S&P 500 Index 12/31/2025 C6,300	0.2%
Cash & Other	0.2%
S&P 500 Index 12/31/2025 P6,300	-0.0%
S&P 500 Index 12/31/2025 P5,780	-0.3%
S&P 500 Index 12/31/2025 C7,060	-1.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.soundwatch.com/shdg.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Soundwatch Capital, LLC documents not be householded, please contact Soundwatch Capital, LLC at 1-888-244-4601, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Soundwatch Capital, LLC or your financial intermediary.
Soundwatch Hedged Equity ETF	PAGE 2	TSR-AR-00777X603

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$15,600	$15,600
(b) Audit-Related Fees	None	None
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	None	None

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee [, consisting of the entire Board,] are as follows: Russell Emery, Brian Ferrie and Wan-Chong Kung.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Soundwatch Hedged Equity ETF (SHDG)
Annual Financial Statements
October 31, 2025

Soundwatch Hedged Equity ETF
Schedule of Investments
October 31, 2025

		Shares	Value
EXCHANGE TRADED FUNDS - 98.8%
iShares Core S&P 500 ETF(a)(b)		241,000	$165,140,430
TOTAL EXCHANGE TRADED FUNDS (Cost $64,983,217)			165,140,430
	Notional Amount	Contracts
PURCHASED OPTIONS - 1.0%(c)
Call Options - 0.2%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,300.00(d)(e)	$4,104,120	6	375,210
Put Options - 0.8%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $6,310.00(d)(e)	168,952,940	247	1,223,885
TOTAL PURCHASED OPTIONS (Cost $2,145,702)			1,599,095
		Shares
SHORT-TERM INVESTMENTS
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 4.03%(f)		2,577,926	2,577,926
TOTAL MONEY MARKET FUNDS (Cost $2,577,926)			2,577,926
TOTAL INVESTMENTS - 101.3% (Cost $69,706,845)			169,317,451
Liabilities in Excess of Other Assets - (1.3)%			(2,211,210)
TOTAL NET ASSETS - 100.0%			$167,106,241

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of October 31, 2025 is $46,595,640.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

Soundwatch Hedged Equity ETF
Schedule of Written Options
October 31, 2025

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.5)%
Call Options - (1.2)%
S&P 500 Index, Expiration: 12/31/2025; Exercise Price: $7,060.00(a)(b)	$(168,952,940)	(247)	$(2,001,935)
Put Options - (0.3)%
S&P 500 Index(a)(b)
Expiration: 12/31/2025; Exercise Price: $5,780.00	(168,952,940)	(247)	(461,890)
Expiration: 12/31/2025; Exercise Price: $6,300.00	(4,104,120)	(6)	(29,400)
Total put options			(491,290)
TOTAL WRITTEN OPTIONS (Premiums received $2,438,009)			$(2,493,225)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

2

SOUNDWATCH HEDGED EQUITY ETF
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025

ASSETS:
Investments, at value	$169,317,451
Deposit at broker for options contracts	392,151
Dividends receivable	8,868
Total assets	169,718,470
LIABILITIES:
Written option contracts, at value	2,493,225
Payable to adviser	69,075
Interest payable	49,929
Total liabilities	2,612,229
NET ASSETS	$167,106,241
Net Assets Consists of:
Paid-in capital	$94,757,874
Total distributable earnings	72,348,367
Total net assets	$167,106,241
Net assets	$167,106,241
Shares issued and outstanding(a)	5,198,083
Net asset value per share	$32.15
Cost:
Investments, at cost	$69,706,845
Proceeds:
Written options premium received	$2,438,009

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

3

SOUNDWATCH HEDGED EQUITY ETF
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2025

INVESTMENT INCOME:
Dividend income	$2,014,927
Total investment income	2,014,927
EXPENSES:
Investment advisory fee	920,910
Interest expense	577,582
Other expenses and fees	1,504
Total expenses	1,499,996
Expense reimbursement by Adviser	(153,485)
Net expenses	1,346,511
Net investment income	668,416
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(7,912,370)
In-kind redemptions	998,048
Written option contracts expired or closed	48,011
Net realized loss	(6,866,311)
Net change in unrealized appreciation (depreciation) on:
Investments	25,988,447
Written option contracts	(514,536)
Net change in unrealized appreciation	25,473,911
Net realized and unrealized gain	18,607,600
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,276,016

The accompanying notes are an integral part of these financial statements.

4

SOUNDWATCH HEDGED EQUITY ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
OPERATIONS:
Net investment income	$668,416	$977,774
Net realized loss	(6,866,311)	(6,348,312)
Net change in unrealized appreciation	25,473,911	35,181,413
Net increase in net assets from operations	19,276,016	29,810,875
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(914,169)	(1,450,331)
Total distributions to shareholders	(914,169)	(1,450,331)
CAPITAL TRANSACTIONS:
Shares sold	6,618,327	10,404,562
Shares redeemed	(1,557,815)	(683,080)
ETF transaction fees	44	—
Net increase in net assets from capital transactions	5,060,556	9,721,482
Net increase in net assets	23,422,403	38,082,026
NET ASSETS:
Beginning of the year	143,683,838	105,601,812
End of the year	$167,106,241	$143,683,838
SHARES TRANSACTIONS
Shares sold	225,000	400,000
Shares redeemed	(50,000)	(25,000)
Total increase in shares outstanding	175,000	375,000

The accompanying notes are an integral part of these financial statements.

5

Soundwatch Hedged Equity ETF
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$28.60	$22.72	$21.00	$23.77	$19.13
INVESTMENT OPERATIONS:
Net investment income(1)	0.13	0.20	0.30	0.15	0.14
Net realized and unrealized gain (loss) on investments	3.60	5.98	1.61	(2.79)	4.69
Total from investment operations	3.73	6.18	1.91	(2.64)	4.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.30)	(0.19)	(0.13)	(0.19)
Total distributions	(0.18)	(0.30)	(0.19)	(0.13)	(0.19)
ETF transaction fees per share	0.00(2)	0.00(2)	0.00(2)	—	—
Net asset value, end of year	$32.15	$28.60	$22.72	$21.00	$23.77
Total return(3)
Net asset value(4)	13.07%	27.47%	9.15%	(11.18)%	25.44%
Market value(5)	12.87%	27.66%	9.20%	(11.13)%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$167,106	$143,684	$105,602	$95,527	$105,649
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(7)(8)	0.98%	0.82%	0.60%	1.07%	1.06%
After expense reimbursement/ recoupment(7)(8)	0.88%	0.72%	0.50%	0.71%	0.72%
Ratio of net investment income to average net assets(9)	0.44%	0.76%	1.34%	0.69%	0.64%
Portfolio turnover rate	1%	0%	3%	25%	2%

(1)	Computed using the average shares method
(2)	Less than $0.01.
(3)
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(5)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. Market value returns may vary from net asset value returns.
(6)
Effective October 24, 2022, the Fund converted from a Mutual Fund to an ETF pursuant to an Agreement and Plan of Reorganization. See Note 1 in the Notes to Financial Statements for additional information about the Reorganization. Due to the reorganization, market value total return for the year ended October 31, 2022 was calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value total return for the period from October 24, 2022 to October 31, 2023, assuming an initial investment made at market value at the beginning of the period and redemption on the last day of the period at market value, was 1.55%. Market value returns may vary from net asset value returns.

(7)	Does not include fees and expenses of the Underlying Funds in which the Fund invests.
(8)
The ratio of expenses to average net assets includes tax, short dividend and/or interest expense. For the the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 the ratio of expenses to average net assets excluding tax, short dividend and/or interest expense before fees waived by the Advisor was 0.60%, 0.60%, 0.60%, 1.02% and 1.00%, respectively. Excluding tax, short dividend and/or interest expense, the ratio of expenses to average net assets, after fees waived by the Advisor, was 0.50%, 0.50%, 0.50%, 0.66% and 0.66%, respectively.

(9)
The ratio of net investment income to average net assets includes tax, short dividend and/or interest expense. For the fiscal years ended October 31, 2025, October 31, 2024, October 31, 2023, October 31, 2022 and October 31, 2021 the ratio of net investment income to average net assets excluding tax, short dividend and/or interest expense after fees waived by the Advisor was 0.91%, 0.98%, 1.34%, 0.74% and 0.70%, respectively.

The accompanying notes are an integral part of these financial statements.

6

SOUNDWATCH HEDGED EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025
NOTE 1 – Organization
The Soundwatch Hedged Equity ETF (the “Fund) is a diversified series of Advisor Managed Portfolios (the “AMP Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.
Soundwatch Capital, LLC (the “Advisor”) serves as the investment manager to the Fund. The investment objective of the Fund is to provide long-term capital appreciation.
The Fund is the successor to the Soundwatch Hedged Equity ETF (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on September 29, 2023 (the “AMP Reorganization”).
•
The AMP Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Fund for shares of the Predecessor Fund of equivalent aggregate net asset value. The Fund adopted the performance history of the Predecessor Fund.

•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Fund does not exceed the management fee of the Predecessor Fund. The AMP Reorganization did not result in a material change to the Fund’s investment portfolio and there are no material differences in accounting policies of the Fund and the Predecessor Fund.

•
The Fund did not purchase or sell securities following the AMP Reorganization for purposes of realigning its investment portfolio. Accordingly, the acquisition of the Predecessor Fund did not affect the Fund’s portfolio turnover ratios for the year ended October 31, 2023.

Prior to the AMP Reorganization, on October 24, 2022, the Soundwatch Hedged Equity Fund (the “Target Fund”) was reorganized for the purpose of continuing the operations of the Target Fund as an ETF (the “ETF Reorganization”).
•
The ETF Reorganization was accomplished by a tax-free exchange of shares (with an exception for fractional mutual fund shares) of the Fund’s predecessor fund for shares of the Target Fund of equivalent aggregate net asset value.

•
Fees and expenses incurred to affect the ETF Reorganization were borne by the Advisor. The management fee of the Fund’s predecessor fund was lower than the management fee of the Target Fund. The ETF Reorganization did not result in a material change to the Target Fund’s investment portfolio as compared to those of the Fund’s Predecessor Fund. There are also no material differences in accounting policies between the funds.

•
The Predecessor Fund did not purchase or sell securities following the ETF Reorganization for purposes of realigning its investment portfolio. The acquisition did not affect the Predecessor Fund’s portfolio turnover ratios for the year ended October 31, 2022.

NOTE 2 – Share Transactions
Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in aggregated lots of 25,000 shares, each lot called a “Creation Unit.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Because securities sold short (there are other certain restricted securities that cannot be transacted in-kind where a broker is restricted in the security) are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of the Fund. The Fund will not accept (or offer) securities sold short in the creation or redemption of its shares. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities.
Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant

7

SOUNDWATCH HEDGED EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
Agreement with the Fund’s distributor, Vigilant, LLC (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day.
A standard transaction fee of $300 will be charged by the Fund’s custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 3% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs.
NOTE 3 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
(A)
Securities Valuation – All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. When reliable market quotations are not readily available or a pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value) or when, in the judgment of the Advisor, events have rendered the market value unreliable, a security is fair valued in good faith by the Advisor under procedures approved by the Board.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
Unadjusted quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

8

SOUNDWATCH HEDGED EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of October 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$165,140,430	$—	$—	$165,140,430
Purchased Options	—	1,599,095	—	1,599,095
Short-Term Investments	2,577,926	—	—	2,577,926
Total	$167,718,356	$1,599,095	$—	$169,317,451
Liabilities
Written Options	$—	$(2,493,225)	$—	$(2,493,225)
Total	$—	$(2,493,225)	$—	$(2,493,225)

See the Schedules of Investments and Written Options for further detail of investment classifications.
(B)	Derivatives – The Fund invests in certain derivatives, as detailed below, to meet its investment objectives.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
The Fund may also utilize certain financial instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Advisor’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the year ended October 31, 2025, was related to the use of purchased and written options. The Fund systematically writes (sells) equity index and/or ETF call options, covered calls and option spreads to generate additional income. A portion of the proceeds is used to systematically purchase a series of protective equity index and/or ETF put options or put spreads to reduce the negative impact of stock market declines on long-term performance.
As the seller of an index call option, the Fund receives cash (the “premium”) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the “exercise price”) on a certain date in the future (the “expiration date”). If the purchaser does not exercise the option, the Fund retains the premium. If the purchaser exercises the option, the Fund pays the purchaser the difference between the value of the index and the exercise price of the option. The premium, the exercise price and the value of the index determine the gain or loss realized by the Fund as the seller of the index call option.
The Fund also buys index and/or ETF put options in an attempt to protect the Fund from a significant market decline that may occur over a short period of time. The value of an index and/or ETF put option generally increases as stock prices (and the value of the index) decrease and decreases as those stocks (and the index)

9

SOUNDWATCH HEDGED EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
increase. A put spread is an option spread strategy that is created when equal number of put options are bought and sold simultaneously. Under certain market conditions, the selling of call options, including covered call options, or option spreads and purchasing of protective put options or put spreads may limit the upside returns of the Fund.
The following table sets forth the Fund’s derivative instruments as of October 31, 2025.
Statement of Assets and Liabilities Location

Risk Exposure Category	Investments(1)
Equity	$1,599,095
Total	$1,599,095

Liabilities

Risk Exposure Category	Written Options
Equity	$(2,493,225)
Total	$(2,493,225)

(1)	Includes purchased options
The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended October 31, 2025:
Amount of Realized Gain (Loss) on Derivatives

Risk Exposure Category	Investments(1)	Written Options
Equity	$(8,578,637)	$48,011
Total	$(8,578,637)	$48,011

Change in Unrealized Appreciation (Depreciation) on Derivatives

Risk Exposure Category	Investments(1)	Written Options
Equity	$(530,764)	$(514,536)
Total	$(530,764)	$(514,536)

(1)	Includes purchased options
The Fund had outstanding purchased and written option contracts as listed on the Schedules of Investments and Written Options as of October 31, 2025. For the year ended October 31, 2025, the month-end average number of purchased and written option contracts for the Fund was 305 and (559), respectively. For the year ended October 31, 2025, the month-end average gross notional amount of purchased and written options held by the Fund was $1,612,023 and ($1,738,826), respectively.
(C)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all of the net taxable income to its shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

As of and during the year ended October 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax

10

SOUNDWATCH HEDGED EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
expense in the Statement of Operations. During the year, the Fund did not incur any interest or tax penalties. The Fund’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(D)
Distributions to Shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(E)
Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(F)
Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(G)
Security Transactions and Investment Income – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Discounts and premiums are amortized over the lives of the respective securities using the effective yield method.

(H)
Options Trading – The Fund maintains an account with Interactive Brokers LLC (“IB”) for options trading. The cash balance maintained at IB is reported as Deposits at broker for options contracts on the Statement of Assets and Liabilities. Securities pledged as collateral for this account are denoted on the Schedule of Investments.

The Fund may earn or pay interest on this account based on the cash balance and value of open option contracts. The Fund earns interest income if the cash balance and value of purchased options exceeds the value of written options and pays interest expense if the value of written options exceeds the cash balance and value of purchased options. For the year ended October 31, 2025, the Fund accrued interest expense totaling $577,582 as indicated on the Statement of Operations.
(I)
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Senior Portfolio Manager, who serves as the Chief Operating Decision Maker (CODM), using the information presented in the financial statements and financial highlights.

NOTE 4 – Investments Management Agreement and Other Related Party Transactions
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Effective under the terms of this agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets at an annual rate of 0.60%. Advisory fee is accrued daily and paid monthly. The management fee is a unitary fee, whereby the Advisor has agreed to pay substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for, and the Fund will bear the cost of, (i) interest expense, (ii) taxes, (iii) brokerage expenses and other expenses connected with the execution of portfolio securities transactions, (iv) dividends and expenses associated with securities sold short, (v) non-routine expenses and fees, and (vi) expenses paid by the Trust under any plan adopted pursuant to Rule 12b-1 under the 1940 Act. Prior to the Reorganization, the annual rate of the management fee paid by the Target Fund was 0.66% of the average daily net assets.

11

SOUNDWATCH HEDGED EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The Advisor has contractually agreed to waive 0.10% of its unitary management fee to reduce the unitary management fee to 0.50% (the “Fee Waiver”). The Fee Waiver will remain in effect through at least February 28, 2026, and may be terminated only by the Board. The Fee Waiver is not subject to recoupment by the Advisor. Prior to the Reorganization, the Advisor had contractually agreed to waive a portion or all of its management fees and pay Target Fund expenses (excluding taxes, leverage expense, brokerage commissions, acquired fund fees and expenses, interest expense and dividends paid on short sales or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 0.66% of average daily net assets of the Fund’s Institutional Class (the “Expense Cap”). The Expense Cap had previously been lowered from 0.95% to 0.90%, effective November 15, 2018; from 0.90% to 0.85%, effective December 15, 2018; and to the current rate of 0.66%, effective March 1, 2019. Amounts previously waived by the Advisor under the Expense Cap are not subject to recoupment.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the administrator, fund accountant, transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Fund’s custodian. Vigilant, LLC (“Vigilant”), serves as the Fund’s distributor and principal underwriter. For the year ended October 31, 2025, there were no fees incurred by the Fund from the service providers described above as the Advisor bore all such costs.
NOTE 5 – Purchases and Sales of Securities
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the year ended October 31, 2025, were as follows:

Purchases	$807,793
Sales	$10,037,579

The cost of in-kind purchases and the proceeds from in-kind redemptions for the year ended October 31, 2025 were as follows:

In-Kind Purchases	$6,539,925
In-Kind Sales	$1,529,489

NOTE 6 – Federal Income Tax Information
At October 31, 2025, the components of accumulated earnings (deficit) for income tax purposes were as follows:

	Investments	Written Options	Total
Cost of Investments	$69,711,011	(2,438,009)	67,273,002
Gross Unrealized Appreciation	100,464,235	753,138	101,217,373
Gross Unrealized Depreciation	(857,796)	(808,353)	(1,666,149)
Net Unrealized Appreciation (Depreciation) on Investments	99,606,439	(55,215)	99,551,224
Undistributed ordinary income	307,365	—	307,365
Undistributed long-term capital gains	—	—	—
Total distributable earnings	307,365	—	307,365
Other accumulated loss	(27,510,222)	—	(27,510,222)
Total distributable earnings	$72,403,582	(55,215)	72,348,367

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales and mark-to-markets.
During the fiscal year ended October 31, 2025, the Fund didn’t utilize capital loss carryforward.

12

SOUNDWATCH HEDGED EQUITY ETF
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
At October 31, 2025, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$(13,813,045)	$(14,299,000)	$(28,112,045)

The tax character of distributions paid during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	Year Ended October 31,
	2025	2024
Distributions Paid From:
Ordinary Income	$914,169	$1,450,331
Total Distributions Paid	$914,169	$1,450,331

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are created by redemptions-in-kind and have no effect on net assets or net asset value per share. For the year ended October 31, 2025, the following table shows the reclassifications made:

Distributable Earnings	Paid in Capital
$(998,049)	$998,049

NOTE 7 – Underlying Investments in Other Investment Companies
The Fund currently invests a portion of its assets in iShares Core S&P 500 ETF (“IVV”). When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including its management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities that the ETF holds as well as the risks associated with the structure and operation of an ETF described above. The Fund also will incur brokerage costs when it purchases ETFs. The shares of an ETF trade on an exchange and may trade below their NAV or at a discount, which may adversely affect the Fund’s performance.
The Fund may redeem its investment from IVV at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of IVV. The expense ratio of IVV is 0.03% of net assets as reflected in the most current prospectus. The financial statements of IVV, including its portfolio of investments, can be found at the Securities and Exchange Commission’s (SEC) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of October 31, 2025, the percentage of the Fund’s net assets invested in IVV was 98.8%.
NOTE 8 – New Accounting Pronouncement
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
NOTE 9 – Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no additional subsequent events that would need to be recognized or disclosed in the Fund’s financial statements.

13

Soundwatch Hedged Equity ETF
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Soundwatch Hedged Equity ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, and the schedule of written options, of Soundwatch Hedged Equity ETF, a series of Advisor Managed Portfolios (the “Fund”) as of October 31 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended October 31, 2022, and prior, were audited by other auditors whose report dated December 28, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and broker. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 29, 2025

14

Soundwatch Hedged Equity ETF
Additional Information
October 31, 2025 (Unaudited)
Tax Information.
For the year ended October 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.6%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%. For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2025 was 39.49%.
Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable

15

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.
(b)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	1/7/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	1/7/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	1/7/2026